Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Bonds Payable

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Interest due annually with annual interest rate at 1.30% and fully redeemed in January 2021	$7,000,000	$—	$—
Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	2,000,000	2,000,000	72,098
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	3,700,000	3,700,000	133,381
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	155,011
Repayable at maturity in April 2024 and interest due annually with annual interest rate at 0.90%	6,500,000	6,500,000	234,319
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	3,500,000	3,500,000	126,172
Repayable at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	10,000,000	10,000,000	360,490
Repayable at maturity in August 2023 and interest due annually with annual interest rate at 0.72%	3,000,000	3,000,000	108,147
Repayable at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	5,000,000	5,000,000	180,245
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	2,000,000	2,000,000	72,098
Unsecured overseas bonds
US$200,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2022 and interest due quarterly with annual interest rate at 2.15%	6,204,800	6,204,800	223,677
US$100,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2024 and interest due quarterly with annual interest rate at 2.50%	3,102,400	3,102,400	111,839
Unsecured overseas convertible bonds
RMB779,801 thousand, repayable at maturity in March 2027 and interest due annually with annual interest rate at 0.10%, 0.20%, 0.60%, 1.30%, 1.80% and 2.00% for the first, second, third, fourth, fifth and sixth year, respectively	—	3,385,381	122,040

	56,307,200	52,692,581	1,899,517
Less: discounts on bonds payable	53,646	425,244	15,330

	56,253,554	52,267,337	1,884,187
Less: current portion of bonds payable	6,999,951	9,902,710	356,983

	$49,253,603	$42,364,627	$1,527,204